UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21286

Name of Fund:  Preferred Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Preferred
      Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/03

Date of reporting period: 03/01/03 - 04/30/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
April 30, 2003

Preferred Income
Strategies Fund, Inc.

www.mlim.ml.com

                     PREFERRED INCOME STRATEGIES FUND, INC.

The Benefits and
Risks of
Leveraging

Preferred Income Strategies Fund, Inc. will utilize leveraging through borrowings or issuance of short-term debt securities or shares of Preferred Stock. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the return earned by the Fund on its longer-term portfolio investments. Since the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund's Common Stock shareholders are the beneficiaries of the incremental yield.

Leverage creates risks for holders of Common Stock including the likelihood of greater net asset value and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings (or in the dividend rates on any Preferred Stock, if the Fund were to issue Preferred Stock) may reduce the Common Stock's yield and negatively impact its market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund's net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund's net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stock shareholders will be reduced. In this case, the Fund may nevertheless decide to maintain its leveraged position in order to avoid capital losses on securities purchased with leverage. However, the Fund will not generally utilize leverage if it anticipates that its leveraged capital structure would result in a lower yield for its Common Stock than would be obtained if the Common Stock were unleveraged for any significant amount of time.

                          Preferred Income Strategies Fund, Inc., April 30, 2003

DEAR SHAREHOLDER

We are pleased to provide you with this first semi-annual report to shareholders for Preferred Income Strategies Fund, Inc. The Fund seeks to provide shareholders with current income by investing primarily in a diversified portfolio of preferred securities, which are subordinated fixed income securities. Issuers are rated in the investment-grade rating categories of the established bond ratings services (Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Ratings Services or BBB or higher by Fitch, Inc.) or in unrated securities considered by the Fund's Investment Adviser to be of comparable quality. In this and future reports to shareholders, we will provide information on the Fund's performance and discuss our investment strategy.

Since inception (March 28, 2003) through April 30, 2003, the Common Stock of Preferred Income Strategies Fund, Inc. had a net annualized yield of 3.69%, based on a period-end per share net asset value of $24.41. For the same period, the total investment return on the Fund's Common Stock was +2.24%, based on a change in per share net asset value from $23.88 to $24.41.

Economic and Market Overview

The economy has not gained as much momentum as had been hoped following the Iraqi war. Recent data continues to indicate tepid consumer spending, weak manufacturing and weak service sector activities. The potential economic impact of SARS on the world economy is still not quantifiable. However, there are several factors that contribute to our cautiously optimistic outlook. First, geopolitical uncertainties are dissipating with the successful prosecution of the Iraqi war. Oil prices have fallen below $25 per barrel, more than 25% below pre-war levels. Consumer confidence is also higher with the Conference Board Index registering an 81 reading in April, up from the 61.4 level in March. Furthermore, we expect business spending to accelerate in the second quarter as companies see a pickup in demand. At April 30, 2003, corporate earnings were better than expected, as 63.5% exceeded analysts' earnings estimates, while only 16% came in below expectations.

The credit markets are sending an even clearer signal of improving economic prospects. Yield spreads on corporate bonds and preferred securities (both high grade and high yield) have narrowed remarkably in the last few months, to the tightest levels in more than three years. While it is apparent that the corporate market has been the beneficiary of reaching for yield as nominal rates have continued to fall, there can be little doubt that the dramatic outperformance is also the result of vastly improving credit fundamentals and strong technical factors. Corporations have seen an increase of "net free cash flows" for seven consecutive quarters, while paying down debt, creating a healthy demand/supply imbalance.

The U.S. economy grew by just 1.9% in the first quarter of 2003, following a 1.4% increase in the fourth quarter of 2002.This sub-par performance has been the result of sluggish growth, if not outright weakness in all key contributors to the economy: consumption, investment and government spending. Looking ahead, the economy is likely to expand at a slightly better rate in the second quarter of 2003 (the low 2% area) and considerably faster in the second half of the year. (2.5% - 3% annual rate).

Leverage Strategy

As of April 30, 2003, the Fund was approximately 90% invested. We anticipate that the leveraging process will begin in June 2003 and that it could take several months to reach our target leverage of 36% of the Fund's total assets. We intend to borrow through an auction preferred stock offering at interest rates that provide an attractive spread between our borrowing costs and the preferred securities in our portfolio. While leverage can hurt total return in a weak market, the converse is also true. We believe that attempting to time the market is generally not successful. Therefore, we will seek to maintain our leverage position at near 36% of total assets though that level may vary somewhat as we adjust portfolio holdings. In order to try to reduce the effects of rising interest rates (falling bond prices) on the Fund's net asset value, we may seek to employ an active hedging strategy. (For a more complete explanation of the benefits and risks of leveraging, see page 1 of this report to shareholders.)

Investment Strategy

We are attempting to construct a diversified portfolio of investment-grade issuers. Our process involves a rigorous credit approval procedure prior to the purchase of an issuer. We have utilized both the new-issue and secondary markets to find Fund investments. The largest investments have been in the bank, insurance and real estate sectors, which are among the largest in the preferred securities market.

In Conclusion

We thank you for your investment in Preferred Income Strategies Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ John Burger

John Burger
Vice President and Portfolio Manager


/s/ Robert R. Peterson, Jr.

Robert R. Peterson, Jr.
Vice President and Portfolio Manager


/s/ Thomas Musmanno

Thomas Musmanno
Vice President and Portfolio Manager

May 29, 2003


                                     2 & 3

                          Preferred Income Strategies Fund, Inc., April 30, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                      Preferred Securities
                      -------------------------------------------------------------------------------------------------------------
                        S&P     Moody's       Face
INDUSTRY+             Ratings   Ratings      Amount                        Trust Preferred                                  Value
===================================================================================================================================
Banks--11.2%             A-       A3      $ 5,035,000   ABN Amro NA Holding Capital, 6.523% due 12/29/2049 (a)          $ 5,586,202
                         A-       A2        5,000,000   Abbey National Capital Trust I, 8.963% due 12/29/2049             6,697,730
                         BBB+     A1        2,000,000   Bank One Capital III, 8.75% due 9/01/2030                         2,657,986
                         A+       Aa3       5,000,000   Barclays Bank PLC, 6.86% due 9/29/2049 (a)                        5,552,530
                         A-       A2        1,000,000   Chase Capital I, 7.67% due 12/01/2026                             1,095,408
                         BBB+     A2       30,000,000   Dresdner Funding Trust I, 8.151% due 6/30/2031 (a)               31,238,100
                         A-       A2        2,000,000   HSBC Americas Capital Trust, 7.808% due 12/15/2026 (a)            2,225,484
                         A-       A2       15,835,000   HSBC Capital Funding LP, 10.176% due 12/29/2049 (a)              23,829,046
                         NR*      NR*      12,275,000   Hubco Capital Trust II, 7.65% due 6/15/2028                      13,103,562
                         A-       A2        2,000,000   Republic New York, 7.53% due 12/04/2026                           2,200,786
                         A-       A1       10,000,000   Royal Bank of Scotland, 7.648% due 8/31/2049                     12,110,070
                                                                                                                        -----------
                                                                                                                        106,296,904
===================================================================================================================================
Electric--3.3%           BBB-     Baa2     15,000,000   Dominion Resources Capital Trust III, 8.40% due 1/15/2031        18,572,955
                         BB+      Ba2      14,950,000   Houston Light & Power Capital Trust II, 8.257% due 2/01/2037     12,713,629
                                                                                                                        -----------
                                                                                                                         31,286,584
===================================================================================================================================
Finance--2.3%            BBB+     A3       10,000,000   CIT Capital Trust I, 7.70% due 2/15/2027                         10,391,190
                         A+       A1       10,000,000   Sun Life Can (U.S.) Capital Trust, 8.526% due 5/29/2049 (a)      11,468,420
                                                                                                                        -----------
                                                                                                                         21,859,610
===================================================================================================================================
Financial--0.5%          NR*      Baa1      4,500,000   St. George Funding Company, 8.485% due 12/29/2049 (a)             4,776,269
===================================================================================================================================
Financial Services--     A-       A2          998,000   JP Morgan Capital Trust I, 7.54% due 1/15/2027                    1,074,557
Other--0.1%
===================================================================================================================================
Insurance--4.0%          BBB      Baa3      5,035,000   AON Capital Trust, 8.205% due 1/01/2027                           5,333,022
                         AA       Aa1      10,000,000   American General Institutional Capital A, 7.57%
                                                        due 12/01/2045 (a)                                               12,172,260
                         A-       A2        6,066,000   ING Capital Funding Trust III, 8.439% due 12/29/2049              7,332,041
                         A+       A2        6,325,000   Principal Mutual, 8% due 3/01/2044 (Surplus Notes) (a)            6,962,301
                         A-       Baa1      6,225,000   Transamerica Capital III, 7.625% due 11/15/2037                   6,298,723
                                                                                                                        -----------
                                                                                                                         38,098,347
===================================================================================================================================
Insurance--              BBB+     A3       30,000,000   Axa, 8.60% due 12/15/2030 (Surplus Notes)                        36,132,150
Multiline--4.5%          BBB+     A3        1,000,000   Genamerica Capital I, 8.525% due 6/30/2027 (a)                    1,140,698
                         BBB-     Baa2      5,000,000   Safeco Capital Trust I, 8.072% due 7/15/2037                      5,636,255
                                                                                                                        -----------
                                                                                                                         42,909,103
===================================================================================================================================
Oil--1.2%                BBB      Baa2      9,850,000   PHILLIPS 66 Capital Trust II, 8% due 1/15/2037                   11,290,641
===================================================================================================================================
Pipelines--0.8%          BB+      Baa3      1,750,000   K N Capital Trust, 7.63% due 4/15/2028                            1,887,813
                         BB+      Baa3      5,000,000   K N Capital Trust I, 8.56% due 4/15/2027                          5,825,000
                                                                                                                        -----------
                                                                                                                          7,712,813
===================================================================================================================================
Reinsurance--5.2%        BBB-     Baa1     32,100,000   ACE Capital Trust II, 9.70% due 4/01/2030                        39,435,620
                         A-       A3       10,000,000   Zurich Capital Trust, 8.376% due 6/01/2037 (a)                    9,776,900
                                                                                                                        -----------
                                                                                                                         49,212,520
===================================================================================================================================
Savings & Loan           BB       NR*       5,775,000   Webster Capital Trust I, 9.36% due 1/29/2027 (a)                  6,354,007
Associations--0.6%
===================================================================================================================================
                                                        Total Investments in Trust Preferred
                                                        (Cost--$310,675,819)--33.7%                                     320,871,355
===================================================================================================================================
                                               Shares
                                                Held                        Preferred Stocks
===================================================================================================================================
Banks--1.6%                                       150   BBVA Privanza International, 7.764% (a)                          15,405,000
===================================================================================================================================
Electric--5.2%                                870,000   Georgia Power Company, 5.90%                                     21,615,293
                                              200,000   Interstate P & L Company, 8.375% (a)                              5,937,500
                                               11,200   Met-Ed Capital Trust, 7.35%                                         280,511
                                               15,897   PSEG Funding Trust II, 8.75%                                        419,414
                                              200,000   TXU Corporation, 7.24%                                           19,900,000
                                               38,000   Virginia Power Capital Trust (7.375%)                               995,769
                                                                                                                        -----------
                                                                                                                         49,148,487
===================================================================================================================================
Finance--13.3%                              2,000,000   Countrywide Capital IV, 6.75%                                    50,074,815
                                            1,200,000   Fannie Mae, 5.125%                                               60,144,000
                                               40,000   Household Finance Corporation, 6.875%                             1,034,374
                                              200,000   Lehman Brothers Holdings, 5.94%                                  10,150,000
                                               35,000   Lehman Brothers Holding Capital Trust III, 6.375%                   871,736
                                               15,000   Morgan Stanley Capital Trust III, 6.25%                             372,511
                                                4,000   Principal Protected PreTSL IX Ltd, 14.50%                         3,994,000
                                                                                                                        -----------
                                                                                                                        126,641,436
===================================================================================================================================
Insurance--1.6%                                12,000   Fortis Regcaps Fund Trust II, 7.68%                              14,688,000
===================================================================================================================================
Miscellaneous                                  26,000   SG Preferred Capital II, 6.302%                                  28,600,000
Materials &
Commodities--3.0%
===================================================================================================================================
Oil--0.7%                                      64,500   Apache Corporation, 5.68%                                         6,476,206
===================================================================================================================================
Pipelines--0.1%                                20,000   Dominion Cng Capital Trust I, 7.80%                                 530,661
===================================================================================================================================
Reinsurance--3.7%                              40,000   Everest Re Capital Trust, 7.85%                                   1,065,573
                                               25,000   Zurich Regcaps Funding Trust I, 6.01% (a)                        24,950,000
                                               10,000   Zurich Regcaps Funding Trust I, 6.58% (a)                         9,780,000
                                                                                                                        -----------
                                                                                                                         35,795,573
===================================================================================================================================
Special                                       200,000   Natural Rural Utility CFC, 6.75%                                  4,992,812
Situations--0.5%
===================================================================================================================================


                                     4 & 5

                          Preferred Income Strategies Fund, Inc., April 30, 2003

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                         Preferred Securities (concluded)
                         ----------------------------------------------------------------------------------------------------------
                                               Shares
INDUSTRY+                                       Held                        Preferred Stocks                               Value
===================================================================================================================================
Specialty                                      80,000   Corp-Backed Trust Certificates, 8.375%                          $ 2,168,000
Markets--0.2%
===================================================================================================================================
Wireless                                       31,770   Centaur Funding Corporation, 9.08%                               37,061,707
Communication--3.9%
===================================================================================================================================
                                                        Total Investments in Preferred Stocks
                                                        (Cost--$316,575,633)--33.8%                                     321,507,882
===================================================================================================================================
                                                                  Real Estate Investment Trusts
===================================================================================================================================
Real Estate                                   780,000   Developers Divers Realty, 8%                                     19,765,200
Investment                                      4,000   Firstar Realty LLC, 8.875% (a)                                    5,080,000
Trusts--11.8%                               1,600,000   New Plan Excel Realty Trust, 7.625%                              40,700,000
                                              607,550   Regency Centers Corporation, 7.45%                               15,549,513
                                               11,857   Sovereign REIT, 12%                                              16,599,800
                                              600,000   Weingarten Realty Investment, 6.75%                              15,288,000
===================================================================================================================================
                                                        Total Investments in Real Estate Investment Trusts
                                                        (Cost--$111,503,035)--11.8%                                     112,982,513
===================================================================================================================================
                                                        Total Investments in Preferred Securities
                                                        (Cost--$738,754,487)--79.3%                                     755,361,750
===================================================================================================================================
                         S&P    Moody's       Face
                       Ratings  Ratings      Amount                         Corporate Bonds
===================================================================================================================================
Cable Television         BBB      Baa3    $ 5,000,000   Comcast Corporation, 7.05% due 3/15/2033                          5,424,210
Services--0.6%
===================================================================================================================================
Cellular                 BBB      Baa2     18,000,000   AT&T Wireless Services Inc., 8.75% due 3/01/2031                 22,414,230
Telephones--2.4%
===================================================================================================================================
Diversified              BBB      A2       19,000,000   General Motors Acceptance Corporation, 8% due 11/01/2031         19,789,222
Financials--2.1%
===================================================================================================================================
Electronic               BBB      Baa2      2,000,000   Motorola Inc., 7.50% due 5/15/2025                                2,110,000
Components--0.2%
===================================================================================================================================
Foods--0.5%              BBB      Baa3      4,800,000   Tyson Foods Inc., 7% due 1/15/2028                                4,609,157
===================================================================================================================================
Medical--1.2%            AA       A1       10,000,000   Bristol-Myers Squibb, 6.875% due 8/01/2097                       11,413,690
===================================================================================================================================
Multimedia--2.1%         BBB+     Baa1     18,000,000   AOL Time Warner Inc., 7.70% due 5/01/2032                        20,044,170
===================================================================================================================================
Oil Field                BBB      Baa2     16,575,000   Duke Energy Field Services, 8.125% due 8/16/2030                 20,293,601
Services--2.1%
===================================================================================================================================
Reinsurance--1.2%        A        A1       10,000,000   GE Global Insurance, 7.75% due 6/15/2030                         11,539,970
===================================================================================================================================
Retail--0.5%             BBB+     Baa1      5,000,000   Sears Roebuck Acceptance, 6.875% due 10/15/2017                   5,143,865
===================================================================================================================================
Telephone--4.3%          BBB-     Baa3     18,000,000   France Telecom, 10% due 3/01/2031                                23,942,088
                                                        Sprint Capital Corporation:
                         BBB-     Baa3      2,000,000     6.90% due 5/01/2019                                             1,910,000
                         BBB-     Baa3     14,000,000     8.75% due 3/15/2032                                            15,330,000
                                                                                                                        -----------
                                                                                                                         41,182,088
===================================================================================================================================
                                                        Total Investments in Corporate Bonds
                                                        (Cost--$154,971,326)--17.2%                                     163,964,203
===================================================================================================================================
                                                                            Short-Term Securities
===================================================================================================================================
U.S. Government                            10,000,000   U.S. Treasury Bills, 1.095% due 7/03/2003 (c)                     9,980,490
Obligations**--1.1%
===================================================================================================================================
                                                        Total Investments in Short-Term Securities
                                                        (Cost--$9,980,838)--1.1%                                          9,980,490
===================================================================================================================================
                                          Face Subject
OPTIONS                                    To Options                       Issue
===================================================================================================================================
Options                                    50,000,000   Swaption, expiring October 2003 at USD 4.25 (b)                     350,000
Purchased--0.1%                            50,000,000   U.S. Treasury Notes, expiring July 2003 at USD 95                    93,750
                                           50,000,000   U.S. Treasury Notes, expiring July 2003 at USD 95.5                 164,050
===================================================================================================================================
                                                        Total Options Purchased (Cost--$1,223,594)--0.1%                    607,800
===================================================================================================================================
                                                        Total Investments (Cost--$904,930,245)--97.7%                   929,914,243

                                                        Variation Margin on Financial Futures Contracts***--(0.2%)       (2,039,063)

                                                        Other Assets Less Liabilities--2.5%                              24,275,143
                                                                                                                       ------------
                                                        Net Assets--100.0%                                             $952,150,323
                                                                                                                       ============
===================================================================================================================================

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the Fund is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.
(c) All or a portion of security held as collateral in connection with open financial futures contracts.
+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
*     Not Rated.
** Certain U.S. Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
***   Financial futures contracts sold as of April 30, 2003 were as follows:
      --------------------------------------------------------------------------
      Number of                                 Expiration
      Contracts            Issue                   Date                Value
      --------------------------------------------------------------------------
         750       U.S. Treasury Notes          June 2003          $ 86,343,750
        1,700      U.S. Treasury Notes          June 2003           193,853,125
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Sold
      (Total Contract Price--$273,853,819)                         $280,196,875
                                                                   ============
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


                                     6 & 7

                          Preferred Income Strategies Fund, Inc., April 30, 2003

STATEMENT OF NET ASSETS

                         As of April 30, 2003
===================================================================================================================
Assets:                  Investments, at value (identified cost--$903,706,651) ...                     $929,306,443
                         Options purchased, at value (cost--$1,223,594) ..........                          607,800
                         Receivables:
                           Capital shares sold ...................................    $  23,875,000
                           Interest ..............................................       10,650,158      34,525,158
                                                                                      -------------    ------------
                         Total assets ............................................                      964,439,401
                                                                                                       ------------
===================================================================================================================
Liabilities:             Payables:
                           Custodian bank ........................................        7,461,397
                           Securities purchased ..................................        2,204,685
                           Variation margin ......................................        2,039,063
                           Organization costs ....................................          558,004
                           Accounting services ...................................           22,227
                           Other affiliates ......................................            2,301      12,287,677
                                                                                      -------------
                         Accrued expenses and other liabilities ..................                            1,401
                                                                                                       ------------
                         Total liabilities .......................................                       12,289,078
                                                                                                       ------------
===================================================================================================================
Net Assets               Net assets applicable to Common Stock ...................                     $952,150,323
Applicable to                                                                                          ============
Common Stock:
===================================================================================================================
Analysis of Net          Common Stock, par value $.10 per share (39,004,189 shares
Assets Applicable        issued and outstanding) .................................                     $  3,900,419
To Common Stock:         Paid-in capital in excess of par ........................                      926,765,897
                         Undistributed investment income--net ....................    $   3,348,421
                         Accumulated realized capital losses on investments--net .         (505,356)
                         Unrealized appreciation on investments--net .............       18,640,942
                                                                                      -------------
                         Total accumulated earnings--net .........................                       21,484,007
                                                                                                       ------------
                         Total--Equivalent to $24.41 net asset value per share of
                         Common Stock (market price--$25.01) .....................                     $952,150,323
                                                                                                       ============
===================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                         For the Period March 28, 2003+ to April 30, 2003
=============================================================================================================
Investment Income:       Interest .............................................                  $  3,304,839
                         Dividends ............................................                        91,590
                                                                                                 ------------
                         Total income .........................................                     3,396,429
                                                                                                 ------------
=============================================================================================================
Expenses:                Investment advisory fees .............................    $ 497,201
                         Accounting services ..................................       24,528
                         Directors' fees and expenses .........................        8,430
                         Custodian fees .......................................        4,079
                         Transfer agent fees ..................................        3,893
                         Printing and shareholder reports .....................        3,872
                         Professional fees ....................................        1,768
                         Pricing fees .........................................          362
                         Other ................................................        1,076
                                                                                   ---------
                         Total expenses before waiver .........................      545,209
                         Waiver of expenses ...................................     (497,201)
                                                                                   ---------
                         Total expenses after waiver ..........................                        48,008
                                                                                                 ------------
                         Investment income--net ...............................                     3,348,421
                                                                                                 ------------
=============================================================================================================
Realized &               Realized loss on investments--net ....................                      (505,356)
Unrealized Gain (Loss)   Unrealized appreciation on investments--net ..........                    18,640,942
On Investments -- Net:                                                                           ------------
                         Total realized and unrealized gain on investments--net                    18,135,586
                                                                                                 ------------
                         Net Increase in Net Assets Resulting from Operations .                  $ 21,484,007
                                                                                                 ============
=============================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.


                                     8 & 9

                          Preferred Income Strategies Fund, Inc., April 30, 2003

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             For the Period
                                                                                                March 28,
                                                                                                2003+ to
                                                                                                April 30,
                         Increase (Decrease) in Net Assets:                                        2003
===========================================================================================================
Operations:              Investment income--net ..........................................    $   3,348,421
                         Realized loss on investments--net ...............................         (505,356)
                         Unrealized appreciation on investments--net .....................       18,640,942
                                                                                              -------------
                         Net increase in net assets resulting from operations ............       21,484,007
                                                                                              -------------
===========================================================================================================
Common Stock             Net proceeds from issuance of Common Stock ......................      931,125,000
Transactions:            Offering costs resulting from the issuance of Common Stock ......         (558,696)
                                                                                              -------------
                         Net increase in net assets derived from Common Stock transactions      930,566,304
                                                                                              -------------
===========================================================================================================
Net Assets               Total increase in net assets applicable to Common Stock .........      952,050,311
Applicable to            Beginning of period .............................................          100,012
Common Stock:                                                                                 -------------
                         End of period* ..................................................    $ 952,150,323
                                                                                              =============
===========================================================================================================
                       * Undistributed investment income--net ............................    $   3,348,421
                                                                                              =============
===========================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                            For the Period
                         The following per share data and ratios have been derived             March 28,
                         from information provided in the financial statements.                2003+ to
                                                                                               April 30,
                         Increase (Decrease) in Net Asset Value:                                 2003
===========================================================================================================
Per Share                Net asset value, beginning of period ..............................    $     23.88
Operating                                                                                       -----------
Performance:             Investment income--net ............................................            .09
                         Realized and unrealized gain on investments--net ..................            .45
                                                                                                -----------
                         Total from investment operations ..................................            .54
                                                                                                -----------
                         Capital charge resulting from the issuance of Common Stock ........           (.01)
                                                                                                -----------
                         Net asset value, end of period ....................................    $     24.41
                                                                                                ===========
                         Market price per share, end of period .............................    $     25.01
                                                                                                ===========
===========================================================================================================
Total Investment         Based on market price per share ...................................            .04%++
Return:**                                                                                       ===========
                         Based on net asset value per share ................................           2.24%++
                                                                                                ===========
===========================================================================================================
Ratios Based on          Total expenses, net of waiver .....................................            .06%*
Average Net Assets                                                                              ===========
Of Common Stock:         Total expenses ....................................................            .67%*
                                                                                                ===========
                         Total investment income--net ......................................           4.10%*
                                                                                                ===========
===========================================================================================================
Supplemental             Net assets applicable to Common Stock, end of period (in thousands)    $   952,150
Data:                                                                                           ===========
                         Portfolio turnover ................................................           1.04%
                                                                                                ===========
===========================================================================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges. If applicable, the Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.


                                    10 & 11

                          Preferred Income Strategies Fund, Inc., April 30, 2003

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Preferred Income Strategies Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. Prior to commencement of operations on March 28, 2003, the Fund had no operations other than those relating to organizational matters and the sale of 4,189 shares of Common Stock on March 12, 2003 to Fund Asset Management, L.P. ("FAM") for $100,012. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund's Common Stock is listed on the New York Stock Exchange under the symbol PSY. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities are valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps, caps and floors is determined in accordance with a formula and then confirmed periodically by obtaining a bank quotation. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Obligations with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value, unless this method no longer produces fair valuations. Rights or warrants to acquire stock, or stock acquired pursuant to the exercise of a right or warrant, may be valued taking into account various factors such as original cost to the Fund, earnings and net worth of the issuer, market prices for securities of similar issuers, assessment of the issuer's future prosperity, liquidation value or third party transactions involving the issuer's securities. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Board of Directors of the Fund.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options -- The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Interest rate swaps -- The Fund is authorized to enter into interest rate swap agreements. In a swap agreement, the Fund exchanges with the counterparty their respective commitments to pay or receive interest on a specified notional principal amount. If the counterparty defaults on its obligation, the Fund's ability to receive interest will be delayed or limited. Furthermore, if the Fund does not have sufficient income to pay its obligation under the swap agreement, the Fund would be in default and the counterparty would be able to terminate the swap agreement. When the swap agreement is closed, the Fund records a gain or loss equal to the difference between the value of the swap agreement at the time it was entered into and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

(f) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Custodian bank -- The Fund recorded an amount payable to the Custodian Bank reflecting an overnight overdraft which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .60% of the Fund's average weekly net assets including proceeds from the issuance of Preferred Stock, plus the proceeds of any outstanding borrowings used for leverage. For the period March 28, 2003 to April 30, 2003, FAM earned fees of $497,201, all of which was waived.

During the period March 28, 2003 to April 30, 2003, Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of FAM, received underwriting fees of $43,875,000 in connection with the issuance of the Fund's Common Stock.

For the period March 28, 2003 to April 30, 2003, the Fund reimbursed FAM $2,301 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.


                                    12 & 13

                          Preferred Income Strategies Fund, Inc., April 30, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period March 28, 2003 to April 30, 2003 were $901,888,707 and $7,618,000, respectively.

Net realized losses for the period March 28, 2003 to April 30, 2003 and net unrealized gains (losses) as of April 30, 2003 were as follows:

--------------------------------------------------------------------------------
                                                Realized            Unrealized
                                                 Losses           Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ................        $   (505,356)        $ 25,600,140
Short-term investments ...............                  --                 (348)
Options purchased ....................                  --             (615,794)
Financial futures contracts ..........                  --           (6,343,056)
                                              ------------         ------------
Total ................................        $   (505,356)        $ 18,640,942
                                              ============         ============
--------------------------------------------------------------------------------

As of April 30, 2003, net unrealized appreciation for Federal income tax purposes aggregated $24,983,998, of which $27,112,301 related to appreciated securities and $2,128,303 related to depreciated securities. The aggregate cost of investments at April 30, 2003 for Federal income tax purposes was $904,930,245.

4. Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of stock, including Preferred Stock, par value $.10 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to reclassify any unissued shares of stock without approval of holders of Common Stock.

Common Stock

Shares issued and outstanding during the period March 28, 2003 to April 30, 2003 increased by 39,000,000 from shares sold.

5. Subsequent Event:

The Fund paid an ordinary income dividend to holders of Common Stock in the amount of $.083702 per share payable on May 30, 2003 to shareholders of record on May 16, 2003.

On May 14, 2003, the Fund sold 1,550,000 shares of Common Stock pursuant to the underwriters' overallotment option.

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
David O. Beim, Director
James T. Flynn, Director
Todd Goodwin, Director
George W. Holbrook, Jr., Director
W. Carl Kester, Director
Karen P. Robards, Director
John Burger, Vice President
Thomas Musmanno, Vice President
Robert R. Peterson, Jr., Vice President
Donald C. Burke, Vice President and Treasurer
Bradley J. Lucido, Secretary

Custodian

State Street Bank & Trust Co.
P.O. Box 351
Boston, MA 02101

Transfer Agent

EquiServe
P.O. Box 43010
Providence, RI 02940-3010

NYSE Symbol

PSY


                                    14 & 15

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

Preferred Income Strategies Fund, Inc. seeks to provide shareholders with current income and capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a portfolio of preferred securities, including convertible preferred securities that may be converted into common stock or other securities of the same or a different issuer.

This report, including the financial information herein, is transmitted to shareholders of Preferred Income Strategies Fund, Inc. for their information. It is not a prospectus. The Fund intends to leverage its Common Stock to provide Common Stock shareholders with a potentially higher rate of return. Leverage creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

Preferred Income Strategies Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper               #PIS--4/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Preferred Income Strategies Fund, Inc.


By: /s/ Terry K. Glenn
    --------------------------------------
    Terry K. Glenn,
    President of
    Preferred Income Strategies Fund, Inc.

Date: June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    --------------------------------------
    Terry K. Glenn,
    President of
    Preferred Income Strategies Fund, Inc.

Date: June 23, 2003

By: /s/ Donald C. Burke
    --------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Preferred Income Strategies Fund, Inc.

Date: June 23, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.